Mineral Properties	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Mineral Properties
Mineral Properties

Note 8 – Mineral Properties

Fish Lake Valley

On April 29, 2021 we signed a Letter Of Intent (LOI) with Morella Corporation (formerly Altura Mining Limited) an Australian Lithium explorer and developer, and related party, whereby Morella can earn a 60% interest in the Fish Lake Valley property by paying the Company $675,000, issuing the equivalent of $500,000 worth of Altura stock, and expending $2,000,000 of exploration work in the next four years.  To date Morella Corporation has paid $250,000 and issued 28,176,951 common shares with a fair value of $1,456,407.

The Letter of Intent was signed with a purchaser that has a common director as the Company.

San Emidio

On September 16th 2021 Lithium Corporation signed an agreement with Surge Battery Metals whereby Surge could have earned an 80% interest in the Company’s San Emidio lithium-in-brine prospect in Washoe County Nevada.  Surge paid Lithium Corporation $50,000 and issued 200,000 common shares valued at $51,260 on signing the agreement, but relinquished all interest in the agreement and the property in July of 2022, so no further funds or shares were issued under the terms of the agreement.

North Big Smoky

On May 24, 2022 the Company signed a Letter Of Intent (LOI) with Morella Corporation, an Australian Lithium explorer and developer, and related party, whereby Morella can earn a 60% interest in the Big North Smoky property by issuing the equivalent of $500,000 worth of Morella Corporation stock, and expending $1,000,000 of exploration work in the next four years.  To date Morella Corporation has paid $65,000 and issued 7,050,000 common shares with a fair value of $126,697.

The Letter of Intent was signed with a purchaser that has a common director as the Company.

Note 8 – Mineral Properties

Fish Lake Valley

On April 29, 2021 we signed a Letter Of Intent (LOI) with Morella Corporation (formerly Altura Mining Limited) an Australian Lithium explorer and developer, and related party, whereby Morella can earn a 60% interest in the Fish Lake Valley property by paying the Company $675,000, issuing the equivalent of $500,000 worth of Altura stock, and expending $2,000,000 of exploration work in the next four years. To date Morella Corporation has paid $250,000 and issued 28,176,951 common shares with a fair value of $1,456,407.

The Letter of Intent was signed with a purchaser that has a common director as the Company.

San Emidio

On September 16th 2021 Lithium Corporation signed an agreement with Surge Battery Metals whereby Surge could have earned an 80% interest in the Company’s San Emidio lithium-in-brine prospect in Washoe County Nevada. Surge paid Lithium Corporation $50,000 and issued 200,000 common shares valued at $51,260 on signing the agreement, but relinquished all interest in the agreement and the property in July of 2022, so no further funds or shares were issued under the terms of the agreement.

North Big Smokey

On May 24, 2022 the Company signed a Letter Of Intent (LOI) with Morella Corporation, an Australian Lithium explorer and developer, and related party, whereby Morella can earn a 60% interest in the Big North Smokey property by issuing the equivalent of $500,000 worth of Morella Corporation stock, and expending $1,000,000 of exploration work in the next four years. To date Morella Corporation has paid $65,000 and issued 7,050,000 common shares with a fair value of $126,697.

The Letter of Intent was signed with a purchaser that has a common director as the Company.